Capital stock	12 Months Ended
Dec. 31, 2025
Share Capital [Abstract]
Capital stock	Capital stock
1.Capital stock as of December 31, 2025, 2024 and 2023 is as follows:

	December 31, 2025		December 31, 2024		December 31, 2023
	Number of shares	Amount	Number of shares	Amount	Number of shares	Amount
Fixed capital
Series A	5,000	$3,696	5,000	$3,696	5,000	$3,696
Variable capital
Series B	846,012,932	579,974,484	857,129,276	585,483,561	870,104,128	591,596,417

Total	846,017,932	$579,978,180	857,134,276	$585,487,257	870,109,128	$591,600,113
2.Treasury shares
As of December 31, 2025, 2024 and 2023 total treasury shares are as follows:

	December 31, 2025	December 31, 2024	December 31, 2023

Treasury shares (1)	29,870,992	18,937,036	5,721,638
Shares in Long-term incentive plan trust (2)	8,605,614	8,415,124	8,655,670

Total Treasury shares	38,476,606	27,352,160	14,377,308
(1)Treasury shares are not included in the total capital stock of the Entity; they represent the total stock outstanding under the repurchase program approved by the resolution of the general ordinary stockholders meeting on March 13, 2020.
(2)Shares in long-term incentive plan trust are not included in the total capital stock of the Entity. The trust was established in 2018 in accordance with the resolution of the general ordinary stockholders meeting on January 6, 2015, as the 20-20 Long Term Incentive Plan, this compensation plan was extended for the period 2021 to 2025, “Long Term Incentive Plan” by a resolution of the general ordinary stockholders meeting on March 13, 2020. The trust was created by the Entity as a vehicle to distribute shares to employees under the mentioned incentive plan (see Note 21) and it is consolidated by the Entity. The shares granted to the eligible executives and deposited in the trust accrue dividends for the employee any time the ordinary shareholders receive dividends and those dividends do not need to be returned to the Entity if the executive forfeits the granted shares.
3.Fully paid ordinary shares

	Number of shares	Amount	Additional paid-in capital

Balance as of January 1, 2023	679,702,740	$480,623,919	$460,677,234

Vested shares	4,156,388	2,204,586	8,048,945
Equity Issuance	186,250,000	108,771,608	466,218,277

Balance as of December 31, 2023	870,109,128	591,600,113	934,944,456

Vested shares	4,257,018	2,475,270	6,355,460
Repurchase of shares	(17,231,870)	(8,588,126)	(35,577,664)

Balance as of December 31, 2024	857,134,276	585,487,257	905,722,252

Vested shares	4,227,426	2,045,268	6,964,825
Share-based payments	126,226	65,627	283,509
Repurchase of shares	(15,469,996)	(7,619,972)	(28,795,873)

Balance as of December 31, 2025	846,017,932	$579,978,180	$884,174,713
4.Dividend payments

Pursuant to a resolution of the General Ordinary Stockholders Meeting on March 19, 2025, the Entity declared dividends totaling $69,537,973, approximately $0.081 per share, to be paid in four equal installments of $17,384,493 each. The first three installments were paid on April 15, 2025, July 15, 2025, and October 15, 2025. As of December 31, 2025, the remaining unpaid dividend amounts to $17,384,493.
Pursuant to a resolution of the General Ordinary Stockholders Meeting on March 30, 2024, the Entity declared dividends totaling $64,686,487, approximately $0.074 per share, to be paid in four equal installments of $16,171,622 each. The first three installments were paid on April 16, 2024, July 15, 2024, and October 15, 2024. As of December 31, 2024, the remaining unpaid dividend amounts to $16,171,622.
Pursuant to a resolution of the general ordinary stockholders meeting on March 30, 2023, the Entity declared a dividend of $60,307,043, approximately $0.089 per share. The dividend were paid in four equal installments of $15,076,761 due on April 17, 2023, July 15, 2023, October 15, 2023 and January 15, 2024. As of December 31, 2023, the unpaid dividends are $15,155,311.
All dividends per share are shown as the dividend decreed between the number of shares at the closing of each year.
The first installment of the 2023 declared dividends, paid on April 17, 2023, was approximately $0.0218 per share, for a total dividend of $15,076,761.
The second installment of the 2023 declared dividends, paid on July 17, 2023, was approximately $0.0180 per share, for a total dividend of $15,076,761.
The third installment of the 2023 declared dividends, paid on October 16, 2023, was approximately $0.0182 per share, for a total dividend of $15,076,761.
Retained earnings include the statutory legal reserve. The General Corporate Law requires that at least 5% of net income of the year be transferred to the legal reserve until the reserve equals 20% of common stock at par value. The legal reserve may be capitalized but may not be distributed unless the entity is dissolved. The legal reserve must be replenished if it is reduced for any reason.
Stockholders' equity, except restated common stock and tax-retained earnings, will incur income tax payable by the Entity at the rate in effect at the time of its distribution. Any tax paid on such distribution may be credited against income for the year in which the dividend tax is paid and, in the subsequent two years, against tax for the year and the related estimated payments.
Dividends paid from tax profits generated from January 1, 2014 to residents in Mexico and to nonresident stockholders may be subject to an additional tax of up to 10%, which will be withheld by the Entity.
Retained earnings that may be subject to withholding of up to 10% on distributed dividends is as follows:

Period	Amount	Reinvested earnings	Distributed earnings (1)	Amount that may be subject to withholding	Amount not subject to withholding

Retained earnings through December 31,
2018	93,060,330	93,060,330	93,060,330	-	$-
2019	134,610,709	134,610,709	63,705,615	70,905,094	$-
2020	66,956,082	66,956,082	-	66,956,082	$-
2021	173,942,373	173,942,373	-	173,942,373	$-
2022	243,624,754	243,624,754	-	243,624,754	$-
2023	316,637,512	316,637,512	-	316,637,512	$-
2024	223,346,346	223,346,346	—	223,346,346	$-
2025	241,902,323	241,902,323	—	241,902,323	$-
(1)Dividend paid in 2025, 2024 and 2023 were distributed from earnings generated in 2019 and 2018.
5.Earnings per share
The amounts used to determine earnings per share are as follows:

	December 31, 2025	December 31, 2024	December 31, 2023

Basic Earnings per share
Earnings attributable to ordinary shares outstanding	$241,902,323	$223,346,346	$316,637,512
Weighted average number of ordinary shares outstanding	848,886,574	871,369,551	756,961,868
Basic Earnings per share	0.2850	0.2563	0.4183

Diluted Earnings per share
Earnings attributable to ordinary shares outstanding and shares in Long-term Incentive Plan	$241,902,323	$223,346,346	$316,637,512
Weighted average number of ordinary shares plus shares in Long-term Incentive Plan	861,120,880	883,292,759	768,845,264
Diluted earnings per share	0.2809	0.2529	0.4118
Shares held in the Incentive Plan trust accrue dividends, which are irrevocable, regardless if the employee forfeits the granted shares.